INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Text Block]
8.	INCOME TAXES

a)	The reconciliation of income taxes at statutory income tax rates in the United States of 35% (2016 – 35%) to the income tax expense is as follows:

Year ended December 31,	2017	2016
	$	$
(Loss) for the year before income tax	(302,000)	(274,425)

Expected income tax recovery based on statutory rate	(106,000)	(92,000)
Adjustment to expected income tax benefit:
permanent differences	(104,000)	200,000
changes in benefit of tax assets not recognized	210,000	(108,000)

	-	-

b)	Deferred income tax

Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

Year ended December 31,	2017	2016
	$	$

Non-capital loss carryforwards	$13,483,000	$13,491,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	147,000	166,000
Others	328,000	452,000
Total:	$39,498,000	$39,649,000

The Company has non-capital losses of approximately $12.5 million available, which may be applied against future taxable income and which expire as follows:

2025	$98,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	406,000
2030	952,000
2031	1,553,000
2032	1,483,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	252,000
Total:	$12,472,000